Business Combinations - Acquisition Date Fair Value of Consideration Transferred (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 28, 2015	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Business Acquisition [Line Items]
Fair value of common stock issued as consideration for business combinations		$ 0	$ 0	$ 0	$ 9,542
Xplain.io, Inc.
Business Acquisition [Line Items]
Cash	$ 10,153
Fair value of common stock issued as consideration for business combinations	9,542
Consideration transferred	$ 19,695
Stock issued in acquisition (in shares)	358,735